Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2024 and 2023 are as follows:

	Intangible Assets with	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Indefinite Life	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
		(in million pesos)
December 31, 2024
Costs:
Balances at beginning of the year	220	4,561	3,017	135	4,703	1,205	1,321	14,942	15,162	63,595	78,757
Additions during the year	—	—	—	—	—	—	366	366	366	—	366
Translation and other adjustments	—	4	—	—	—	—	2	6	6	—	6
Balances at end of the year	220	4,565	3,017	135	4,703	1,205	1,689	15,314	15,534	63,595	79,129
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,561	2,265	135	4,703	1,205	899	13,768	13,768	654	14,422
Amortization during the year	—	—	186	—	—	—	54	240	240	—	240
Translation and other adjustments	—	4	—	—	—	—	(1)	3	3	—	3
Balances at end of the year	—	4,565	2,451	135	4,703	1,205	952	14,011	14,011	654	14,665
Net balances at end of the year	220	—	566	—	—	—	737	1,303	1,523	62,941	64,464
Estimated useful lives (in years)	—	—	16	—	—	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	3	—	—	—	3-10	—	—	—	—

December 31, 2023
Costs:
Balances at beginning of the year	220	4,505	3,016	135	4,703	1,205	1,320	14,884	15,104	63,595	78,699
Translation and other adjustments	—	56	1	—	—	—	1	58	58	—	58
Balances at end of the year	220	4,561	3,017	135	4,703	1,205	1,321	14,942	15,162	63,595	78,757
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,505	2,078	135	4,703	1,205	870	13,496	13,496	654	14,150
Amortization during the year	—	—	186	—	—	—	35	221	221	—	221
Translation and other adjustments	—	56	1	—	—	—	(6)	51	51	—	51
Balances at end of the year	—	4,561	2,265	135	4,703	1,205	899	13,768	13,768	654	14,422
Net balances at end of the year	220	—	752	—	—	—	422	1,174	1,394	62,941	64,335
Estimated useful lives (in years)	—	—	16	—	—	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	4	—	—	—	3-8	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2024 and 2023 are as follows:

	2024			2023
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	566	—	566	752	—	752
Customer list with indefinite life	—	220	220	—	220	220
Others	—	737	737	—	422	422
Total intangible assets	566	957	1,523	752	642	1,394
Goodwill	56,571	6,370	62,941	56,571	6,370	62,941
Total goodwill and intangible assets	57,137	7,327	64,464	57,323	7,012	64,335

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2024 are as follows:

Year	(in million pesos)
2025	261
2026	261
2027	255
2028	76
2029	70
2030 and onwards	380
1,303